SCHEDULE OF BALANCE OF LOANS RECOGNIZED AS A RESULT OF PAYMENTS UNDER GUARANTEES MONITORED CREDIT RISK QUALITY INDICATOR (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financing Receivable, Credit Quality Indicator [Line Items]
Loans recognized, net	¥ 7,706	¥ 7,710
Loan Recognized as Result of Payment Under Guarantee [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans recognized, net	7,706	7,710
Credit Assessment Normal [Member] | Loan Recognized as Result of Payment Under Guarantee [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans recognized, net
Credit Assessment Attention [Member] | Loan Recognized as Result of Payment Under Guarantee [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans recognized, net
Credit Assessment Secondary [Member] | Loan Recognized as Result of Payment Under Guarantee [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Loans recognized, net	¥ 7,706	¥ 7,710